Accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2024
Accounts Receivable And Prepaid Expenses
Accounts receivable and prepaid expenses

4.	Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consist of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable (Note 11(b))	$239,265	$389,895
Prepaid expenses	72,054	63,745
Total	$311,319	$453,640

At December 31, 2024, the Company has recorded value added taxes of $53,883 (2023 - $164,189) included in exploration and evaluation assets, as the value added tax relates to the Tuligtic project and is expected to be recovered when the asset is sold (Note 7).